Borrowings - Summary of Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances [Line Items]
Total Federal Home Loan Bank advances	$ 147,648	$ 145,439	$ 20,976
Federal Home Loan Bank Line of Credit Advances [Member]
Federal Home Loan Bank, Advances [Line Items]
Total Federal Home Loan Bank advances	$ 147,648	$ 145,439	$ 16,544